OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims receivable	$ 1,097	$ 3,022
Agent receivables	149	2,229
Other receivables	8,863	17,699
Other receivables, total	10,109	22,950
Allowance for doubtful accounts	1,916	2,647	$ 2,948	$ 5,795
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0